Fair Value (Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2025	Mar. 31, 2025
Financial liabilities:
Other short-term borrowings		¥ 34,108	¥ 244,157
Long-term debt		4,495,178	3,764,171
Carrying amount
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		100,350,000	104,399,000
Investments		4,171,000	4,186,000
Loans, net of allowance	[1]	99,643,000	98,275,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		74,007,000	77,163,000
Interest-bearing deposits		142,377,000	139,443,000
Due to trust accounts		360,000	303,000
Other short-term borrowings		4,439,000	5,293,000
Long-term debt		13,449,000	11,119,000
Estimated fair value
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		100,350,000	104,399,000
Investments		4,043,000	4,027,000
Loans, net of allowance	[1]	100,638,000	99,450,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		74,007,000	77,163,000
Interest-bearing deposits		142,267,000	139,338,000
Due to trust accounts		360,000	303,000
Other short-term borrowings		4,439,000	5,293,000
Long-term debt		13,338,000	10,900,000
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		66,109,000	71,405,000
Investments		399,000	400,000
Loans, net of allowance	[1]	0
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		0
Interest-bearing deposits		0
Due to trust accounts		0
Other short-term borrowings		0
Long-term debt		0
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		34,241,000	32,994,000
Investments		3,643,000	3,628,000
Loans, net of allowance	[1]	0
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		74,007,000	77,163,000
Interest-bearing deposits		142,267,000	139,338,000
Due to trust accounts		360,000	303,000
Other short-term borrowings		4,439,000	5,293,000
Long-term debt		11,708,000	9,378,000
Estimated fair value | Level 3
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		0
Investments		0
Loans, net of allowance	[1]	100,638,000	99,450,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		0
Interest-bearing deposits		0
Due to trust accounts		0
Other short-term borrowings		0
Long-term debt		¥ 1,630,000	¥ 1,521,000

[1]	Loans, net of allowance include items measured at fair value on a nonrecurring basis.